Summary of Movement in Non-Vested Share Options (Detail) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 Employee Stock Option	Sep. 30, 2012 Employee Stock Option
Number of Shares
Beginning Balance		2,094,533
Granted	0	254,650
Vested		(592,483)
Forfeited		(211,830)
Ending Balance		1,544,780
Weighted Average Exercise Price
Beginning balance		$ 22.43
Granted		$ 32.90
Vested		$ 24.80
Forfeited		$ 22.82
Ending balance		$ 23.20
Weighted Average Fair Value
Beginning Balance		$ 9.17
Granted		$ 12.03	$ 9.56
Vested		$ 9.81
Forfeited		$ 9.36
Ending Balance		$ 9.36